Accrued Liabilities And Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Summary of Accrued Liabilities and Other Current Liabilities
Accrued liabilities and other current liabilities consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$

Accrued payroll and welfare	74,970	70,989	10,293
Guaranteed return to eligible employees*	—	38,972	5,650
Interests payable	830	—	—
Accrued reimbursement expenses	27,918	23,197	3,363
Professional service fees	3,314	10,042	1,456
Other taxes and surcharge	7,692	11,025	1,598
Others	13,168	19,607	2,843

	127,892	173,832	25,203

*
Balance
represented
guaranteed return to eligible employees resulting from modification of Employee Share Incentive Plan No. 1 (the “ESIP No. 1”), and Employee Share Incentive Plan No. 2 (the “ESIP No. 2”) as described in Note 13.